Recapitalization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 20, 2025	May 14, 2025	Aug. 08, 2024
Recapitalization [Line Items]
Merger consideration shares	912,492	796,867	1,189,558
Warrant purchase	27,289					2,500
Cash payment (in Dollars)	$ 2,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Shares granted		625
Public shareholders exercised	286,939
Common stock aggregate payments (in Dollars)	$ 37,261,500
Public Warrants [Member]
Recapitalization [Line Items]
Public warrants issued	287,500
Private Placement [Member]
Recapitalization [Line Items]
Public warrants issued	6,438
Common Stock [Member]
Recapitalization [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Common Stock [Member] | Public Warrants [Member]
Recapitalization [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Common Stock [Member] | EFHT [Member]
Recapitalization [Line Items]
Merger consideration shares	662,500
Preferred Stock [Member]
Recapitalization [Line Items]
Preferred stock warrant shares	625
Warrant purchase	396
Merger Sub Common Stock [Member]
Recapitalization [Line Items]
Newly issued share	1